CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Member Units Previously Reported	Member Units Effect of reverse capitalization	Member Units	Preferred Stock Series C Previously Reported	Preferred Stock Series C Effect of reverse capitalization	Preferred Stock Series C	Common Stock Class A Common Stock	Common Stock Class V Common Stock	Additional Paid-in Capital Effect of reverse capitalization	Additional Paid-in Capital	Accumulated Deficit Previously Reported	Accumulated Deficit	Noncontrolling Interests	Previously Reported	Total
Balance at beginning of period at Dec. 31, 2019				$ 21,477	$ (21,477)				$ 21,477	$ 21,477	$ (186,932)	$ (186,932)		$ (165,455)	$ (165,455)
Balance at beginning of period (in shares) at Dec. 31, 2019	1,166,000	104,377,000	105,543,000	491,000	(491,000)
Increase (decrease) in members equity
Consolidated net loss												(540)			(540)
Equity based compensation										2,790					2,790
Balance at end of period at Dec. 31, 2020										24,267		(187,472)			(163,205)
Balance at end of period (in shares) at Dec. 31, 2020			105,543,000
Increase (decrease) in members equity
Consolidated net loss												(22,218)			(22,218)
Equity based compensation										3,258					3,258
Redeemed united										(7,258)					(7,258)
Redeemed united (in shares)			(712,000)
Issuance of common stock and common stock warrants upon the reverse recapitalization, net of issuance costs										(148)					(148)
Issuance of common stock and common stock warrants upon the reverse recapitalization, net of issuance costs (in shares)			27,000
Distributions										(120)					(120)
Balance at end of period at Dec. 31, 2021						$ 21,477				0		(211,168)			(189,691)
Balance at end of period (in shares) at Dec. 31, 2021			104,858,000
Increase (decrease) in members equity
Consolidated net loss												(24,057)	$ (27,024)		(51,081)
Equity based compensation										8,802					8,802
Issuance of common stock										5,000					5,000
Issuance of common stock (in shares)							490,000
Issuance of common stock upon exercise of stock option awards, net of shares withheld for income taxes										1,225					1,225
Issuance of common stock upon exercise of stock option awards, net of shares withheld for income taxes (in shares)							1,894,000
Issuance of common stock and common stock warrants upon the reverse recapitalization, net of issuance costs							$ 4	$ 7		206,253			(64,656)		141,608
Issuance of common stock and common stock warrants upon the reverse recapitalization, net of issuance costs (in shares)			(104,858,000)				46,832,000	69,781,000
Issuance of common stock upon exercise of warrants							$ 1			9,330					$ 9,331
Issuance of common stock upon exercise of warrants (in shares)							5,079,000
Issuance of Class A shares upon conversion of Class V shares							$ 1	$ (1)		(4,957)			4,957
Issuance of Class A shares upon conversion of Class V shares (in shares)							8,421,000	(8,421,000)							8,421,190
Distributions												(184)			$ (184)
Balance at end of period at Dec. 31, 2022							$ 6	$ 6		$ 245,652		$ (233,931)	$ (86,723)		$ (74,990)
Balance at end of period (in shares) at Dec. 31, 2022							62,716,000	61,360,000